Investments (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
F I C [member] | Financeira Itau C B D S A Credito Financiamento E Investimento [Member]
IfrsStatementLineItems [Line Items]
Company type	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)
Location (state)	Brazil
Direct and indirect equity interest - %	17.88%	17.88%
F I C [member] | F I C Promotora De Vendas Ltda [Member]
IfrsStatementLineItems [Line Items]
Company type	FIC Promotora de Vendas Ltda. (“FIC Promotora”)
Location (state)	Brazil
Direct and indirect equity interest - %		17.88%
F I C [member] | Bellamar Empreend E Participacoes Ltda Bellamar [Member]
IfrsStatementLineItems [Line Items]
Company type	Bellamar Empreend. e Participações Ltda. (“Bellamar”)
Location (state)	Brazil
Direct and indirect equity interest - %	50.00%	50.00%
Cnova N V [Member] | Cnova N V Cnova Holanda [Member]
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Company type	Cnova N.V. (“Cnova Holanda”)
Location (state)	Netherlands
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | Cdiscount Afrique S A S [Member]
IfrsStatementLineItems [Line Items]
Company type	Cdiscount Afrique SAS (“Cdiscount Afrique”)
Location (state)	France
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | Cdiscount International B V [Member]
IfrsStatementLineItems [Line Items]
Company type	Cdiscount International BV (“Cdiscount Internacional”)
Location (state)	Netherlands
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | Cnova France S A S Cnova France [Member]
IfrsStatementLineItems [Line Items]
Company type	Cnova France SAS (“Cnova France”)
Location (state)	France
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | Cdiscount S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Cdiscount S.A. (“Cdiscount”)
Location (state)	France
Direct and indirect equity interest - %		33.87%
Cnova N V [Member] | Cdiscount Senegal S A S [Member]
IfrsStatementLineItems [Line Items]
Company type	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)
Location (state)	Senegal
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | Cdiscount Cameroun S A S [Member]
IfrsStatementLineItems [Line Items]
Company type	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)
Location (state)	Cameroon
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | C Latam A S Uruguay [Member]
IfrsStatementLineItems [Line Items]
Company type	CLatam AS Uruguay (“CLatam”)
Location (state)	Uruguay
Direct and indirect equity interest - %		23.79%
Cnova N V [Member] | Cdiscount Uruguay S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)
Location (state)	Uruguay
Direct and indirect equity interest - %		23.79%
Cnova N V [Member] | Ecdiscoc Comercializadora S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)
Location (state)	Ecuador
Direct and indirect equity interest - %		23.78%
Cnova N V [Member] | Cnova Pay [Member]
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Company type	Cnova Pay
Location (state)	France
Direct and indirect equity interest - %		33.98%
Cnova N V [Member] | Beez U P S A S [Member]
IfrsStatementLineItems [Line Items]
Company type	BeezUP SAS ("BezzUp")
Location (state)	France
Direct and indirect equity interest - %		25.29%
Cnova N V [Member] | C A R Y A [Member]
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Company type	CARYA
Location (state)	France
Direct and indirect equity interest - %		33.87%
Cnova N V [Member] | H A L T A E [Member]
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Company type	HALTAE
Location (state)	France
Direct and indirect equity interest - %		33.87%
Cnova N V [Member] | C Logistics [Member]
IfrsStatementLineItems [Line Items]
Company type	C-Logistics
Location (state)	France
Direct and indirect equity interest - %		28.56%
Cnova N V [Member] | N E O S Y S [Member]
IfrsStatementLineItems [Line Items]
Company type	NEOSYS
Location (state)	France
Direct and indirect equity interest - %		17.33%
Cnova N V [Member] | Neotech Solutions [Member]
IfrsStatementLineItems [Line Items]
Company type	Neotech Solutions
Location (state)	Morocco
Direct and indirect equity interest - %		17.33%
Cnova N V [Member] | N E O S Y S Tunisie [Member]
IfrsStatementLineItems [Line Items]
Company type	NEOSYS Tunisie
Location (state)	Tunisia
Direct and indirect equity interest - %		17.33%
Cnova N V [Member] | C Chez Vous [Member]
IfrsStatementLineItems [Line Items]
Company type	C Chez Vous
Location (state)	France
Direct and indirect equity interest - %		1.70%
Cnova N V [Member] | C Shield [Member]
IfrsStatementLineItems [Line Items]
Company type	C-Shield
Location (state)	France
Direct and indirect equity interest - %		33.87%
Cnova N V [Member] | M A A S [Member]
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Company type	MAAS
Location (state)	France
Direct and indirect equity interest - %		33.87%
Cnova N V [Member] | C Payment [Member]
IfrsStatementLineItems [Line Items]
Company type	C-TECHNOLOGY (former C-Payment)
Location (state)	France
Direct and indirect equity interest - %		33.87%
Cnova N V [Member] | C L R [Member]
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Company type	CLR
Location (state)	France
Direct and indirect equity interest - %		28.56%
Exito [member] | Cnova N V Cnova Holanda [Member]
IfrsStatementLineItems [Line Items]
Company type	Cnova N.V (“Cnova Holanda”)
Location (state)	Netherlands
Direct and indirect equity interest - %		0.18%
Exito [member] | Puntos Colombia S A S [Member]
IfrsStatementLineItems [Line Items]
Company type	Puntos Colombia S.A.S ("Puntos")
Location (state)	Colombia
Direct and indirect equity interest - %		48.26%
Exito [member] | Compania De Financiamento Tuya S A [Member]
IfrsStatementLineItems [Line Items]
Company type	Compañia de Financiamento Tuya S.A. ("Tuya")
Location (state)	Colombia
Direct and indirect equity interest - %		48.26%
Exito [member] | Sara A N B S A S [Member]
IfrsStatementLineItems [Line Items]
Company type	Sara ANB S.A.S
Location (state)	Colômbia
Direct and indirect equity interest - %		48.26%